Material accounting policies	6 Months Ended
Dec. 31, 2025
Material accounting policies
Material accounting policies

4.Material accounting policies

The accounting policies applied by LuxExperience Group in these interim condensed consolidated financial statements are consistent with those applied in the Group’s consolidated financial statements for fiscal year 2025, except for (i) the classification and presentation of THE OUTNET disposal group as held for sale and discontinued operations in accordance with IFRS 5 Non - current Assets Held for Sale and Discontinued Operations (see Note 9 - Discontinued Operations) and (ii) the recognition, classification and measurement of certain treasury investments accounted for under IFRS 9 Financial Instruments (see Note 16 – Investments measured at amortized cost).